Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [LineItems]
Net earnings	$ 2,695	$ 1,338
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(30)	74
Cash flow hedges adjustments to equity	22	(57)
Foreign currency translation adjustments to equity	130	(317)
Reclassification of foreign currency translation adjustments on disposal of business	0	(19)
Other comprehensive income that will be reclassified to profit or loss, net of tax	122	(319)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	12	(25)
Remeasurement on defined benefit pension plans	0	(162)
Related tax benefit on remeasurement on defined benefit pension plans	0	43
Other comprehensive income that will not be reclassified to profit or loss, net of tax	12	(144)
Other comprehensive income (loss)	134	(463)
Total comprehensive income	2,829	875
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	2,829	875
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	2,780	928
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 49	$ (53)